WARRANTS (Details Narrative) - USD ($)					1 Months Ended
	Jan. 26, 2024	Jan. 02, 2024	Dec. 27, 2023	Jan. 27, 2022	Sep. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding						0	0	0
Warrant exercises						0	0
Sale of Stock, Consideration Received on Transaction					$ 20,000,000
Common Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				2,214,286
Sale of Stock, Consideration Received on Transaction				$ 71,521
AJB Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				1,000,000
Warrants and Rights Outstanding, Term				3 years
Sale of Stock, Price Per Share				$ 0.30
Payments for Repurchase of Warrants	$ 100,000		$ 100,000
Conversion of Stock, Shares Issued		5,000,000
Conversion of Stock, Amount Issued		$ 90,000